Directors and key management compensation - Directors (Details) € in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) director	Mar. 31, 2019 EUR (€) director	Mar. 31, 2018 EUR (€) director
Directors and key management compensation
Salaries and fees	€ 4.0	€ 4.0	€ 4.0
Incentive schemes	2.0	2.0	3.0
Other benefits	1.0		1.0
Total	€ 7.0	€ 6.0	8.0
Pre-tax gain on exercise of share options			€ 0.1
Number of directors made gain on exercise of share options before tax | director	0	0	1